9. STOCK OPTION PLANS (Details Narrative) (USD $)	12 Months Ended				90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Notes to Financial Statements
Aggregate intrinsic value of stock options outstanding	$ 17,000	$ 0	$ 19,330		$ 17,000
Aggregate intrinsic value of stock options exercisable	0	0	18,580		0
Options cancelled unexercised			200,000
Fair value of liability instruments			117,985
Total unrecognized compensation cost related to all unvested options granted and outstanding	115,900	5,605	16,385		115,900
Unrecognized compensation cost is expected to be recognized over a weighted average period		2 years	2 years
Stock option expense for consulting fees	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,694,865